Prepayments, Accrued Income and Other Receivables - Summary of Prepayments, Accrued Income and Other Receivables Explanatory (Detail) - GBP (£) £ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepayments Accrued Income And Other Receivables [Abstract]
Prepayments - manufacturing and clinical	£ 395	£ 1,081
Prepayments - other	482	888
Accrued income	6	21
VAT	21	663
Other receivables	18	18
Prepayments, accrued income and other receivables	£ 922	£ 2,671